Business combination (Tables)	12 Months Ended
Dec. 31, 2020
Business combination
Analysis of the cash flow of cash and cash equivalents in respect of the disposal of bankrupt subsidiary

		Fair value recognized
	Notes	on acquisition

Assets
Property, plant and equipment		722,076
Right-of-use assets		91,229
Other non-current assets		1,401
Other receivables and assets		60,038
Accounts receivable		153,644
Bank balances and cash		6,315
		1,034,703

Liabilities
Long-term loans		(589,000)
Lease liabilities		(90,370)
Deferred income tax liabilities	30	(9,213)
Accounts payable and other liabilities		(42,980)
Taxes payable		(20)
Current portion of long-term loans		(31,200)
Current portion of lease liabilities		(1,225)
		(764,008)

Total identifiable net assets at fair value		270,695
Non-controlling interests		(48,103)

Goodwill on acquisition	14	5,828

Satisfied by cash		228,420

Acquisition date

Cash consideration	(228,420)
Consideration to be paid (Note 26)	22,842
Cash and bank balances acquired	6,315

Net outflow of cash and cash equivalents included in cash flows from investing activities	(199,263)

Transaction costs of the acquisition included in cash flows from operating activities	—

(199,263)

Fair value recognized
on acquisition

Assets
Property, plant and equipment	39,130
Other receivables and assets	3,403
Accounts receivable	1,494
Bank balances and cash	1,657
45,684

Liabilities
Accounts payable and other liabilities	(36,390)
(36,390)

Total identifiable net assets at fair value	9,294

Gain on bargain purchase recognized in others in the consolidated statement of comprehensive income	(741)

Satisfied by cash	8,553

Acquisition date

Cash consideration	(8,553)
Cash and bank balances acquired	1,657

Net outflow of cash and cash equivalents included in cash flows from investing activities	(6,896)

Transaction costs of the acquisition included in cash flows from operating activities	—

(6,896)

		Fair value recognized
	Note	on acquisition

Assets
Property, plant and equipment		231,278
Right-of-use assets		31,643
Other non-current assets		241
Other receivables and assets		205
Accounts receivable		44,812
		308,179

Liabilities
Long-term loans		(258,000)
Deferred income tax liabilities		(6,787)
Accounts payable and other liabilities		(49,924)
		(314,711)

Total identifiable net assets at fair value		(6,532)

Goodwill on acquisition	14	6,787

Satisfied by cash		255

Acquisition date

Cash consideration	(255)
Cash and bank balances acquired	—

Net outflow of cash and cash equivalents included in cash flows from investing activities	(255)

Transaction costs of the acquisition included in cash flows from operating activities	—

(255)